Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	DEBT
Debt at December 31, consisted of:

	2020		2019
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	$499.8	$510.9	$499.4	$515.6
2.45% Senior Notes due 2027 (issued: $500.0, August 2016)	497.3	541.1	496.9	501.5
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	296.9	409.4	296.6	392.5
4.00% Senior Notes due 2029 (issued: $550.0, October 2018)	545.5	660.4	545.0	614.3
3.20% Senior Notes due 2030 (issued: $500.0, March 2020)	496.1	575.5	0	0
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	396.0	582.0	395.7	552.6
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	346.7	459.7	346.7	417.0
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.5	481.0	395.4	434.2
4.125% Senior Notes due 2047 (issued: $850.0, April 2017)	841.7	1,113.1	841.6	986.1
4.20% Senior Notes due 2048 (issued: $600.0, March 2018)	590.0	806.7	589.8	705.8
3.95% Senior Notes due 2050 (issued: $500.0, March 2020)	490.6	653.7	0	0
Total	$5,396.1	$6,793.5	$4,407.1	$5,119.6
All of the outstanding debt was issued by The Progressive Corporation and includes amounts that were borrowed and contributed to the capital of its insurance subsidiaries or used, or made available for use, for other business purposes. Fair values for these debt instruments are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on the outstanding debt.
Interest on all debt is payable semiannually at the stated rates. All principal is due at the stated maturity. Each note is redeemable, in whole or in part, at any time; however, the redemption price will equal the greater of the principal amount of the note or a “make whole” amount calculated by reference to the present values of remaining scheduled principal and interest payments under the note.
We issued $500 million of 3.20% Senior Notes due 2030 and $500 million of 3.95% Senior Notes due 2050 in March 2020, in an underwritten public offering. The net proceeds from these issuances, after deducting underwriters’ discounts, commissions, and other issuance costs, were approximately $986.3 million in aggregate.
Aggregate required principal payments on debt outstanding at December 31, 2020, were as follows:

(millions)
Year	Payments
2021	$500
2022	0
2023	0
2024	0
2025	0
Thereafter	4,950
Total	$5,450
Prior to certain issuances of our debt securities, we entered into forecasted transactions to hedge against possible rises in interest rates. When the contracts were closed upon the issuance of the applicable debt securities, we recognized the unrealized gains (losses) on these contracts as part of accumulated other comprehensive income (see Note 1 – Reporting and Accounting Policies for further discussion). These unrealized gains (losses) are being amortized as adjustments to interest expense over the life of the related notes. The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2020, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2020
3.75% Senior Notes	$(5.1)	$(0.4)
6 5/8% Senior Notes	(4.2)	(2.2)
6.25% Senior Notes	5.1	3.2
4.35% Senior Notes	(1.6)	(1.4)
3.70% Senior Notes	(12.9)	(11.4)
4.125% Senior Notes	(8.0)	(7.5)
We reclassified $1.1 million in 2020, and $1.0 million in 2019 and 2018, of net unrealized losses from accumulated other comprehensive income to interest expense on our closed debt issuance cash flow hedges.
During 2020, we renewed the line of credit with PNC Bank, National Association (PNC), in the maximum principal amount of $250 million. Subject to the terms and conditions of the line of credit documents, advances under the line of credit (if any) will bear interest at a variable rate equal to the higher of PNC’s Prime Rate or the sum of the Federal Funds Open Rate plus 175 basis points. Each advance must be repaid on the 30th day after the advance or, if earlier, on April 30, 2021, the expiration date of the line of credit. Prepayments are permitted without penalty.
The line of credit is uncommitted and, as such, all advances are subject to PNC’s discretion. We had no borrowings under either line of credit in 2020 or 2019.